SEGMENT INFORMATION - Revenue from External Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenues	$ 22,823	$ 7,960	$ 6,753
Business services
Disclosure of geographical areas [line items]
Revenues	$ 16,224	2,006	1,691
Business services | Customer Concentration Risk | Sales Revenue, Net | Bottom of range
Disclosure of geographical areas [line items]
Concentration risk, percentage	10.00%
Business services | Customer One | Customer Concentration Risk | Sales Revenue, Net
Disclosure of geographical areas [line items]
Revenues	$ 3,052
Business services | Customer Two | Customer Concentration Risk | Sales Revenue, Net
Disclosure of geographical areas [line items]
Revenues	2,712
United Kingdom
Disclosure of geographical areas [line items]
Revenues	13,637	1,451	1,027
Canada
Disclosure of geographical areas [line items]
Revenues	3,273	1,954	1,713
Australia
Disclosure of geographical areas [line items]
Revenues	2,884	2,502	2,289
Brazil
Disclosure of geographical areas [line items]
Revenues	1,252	52	20
United States of America
Disclosure of geographical areas [line items]
Revenues	655	927	863
Middle East
Disclosure of geographical areas [line items]
Revenues	593	732	688
Europe
Disclosure of geographical areas [line items]
Revenues	411	251	107
Other
Disclosure of geographical areas [line items]
Revenues	$ 118	$ 91	$ 46